Convertible Note Payable (PIK Notes) - Schedule of Maturity Date of Notes (Details)	Sep. 30, 2020 USD ($)
Convertible Notes Payable [Member]
2021
2022
2023
2024	1,597,500
2025
Total	1,597,500
Convertible Notes Payable - Related Party [Member]
2021
2022
2023
2024	400,000
2025
Total	$ 400,000